Loans (Balance In ALLL And Recorded Investment In Loans By Portfolio Segment And Based On Impairment Method) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	$ 1,125	$ 830
Collectively evaluated for impairment	4,604	4,407
Total ending allowance balance	5,729	5,237	6,110	9,758
Individually evaluated for impairment	8,913	9,854
Collectively evaluated for impairment	203,957	148,426
Subtotal	212,870	158,280
Commercial Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	532	609
Collectively evaluated for impairment	1,227	702
Total ending allowance balance	1,759	1,311	2,281	1,879
Individually evaluated for impairment	992	1,091
Collectively evaluated for impairment	36,534	24,317
Subtotal	37,526	25,408
Construction Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	119
Total ending allowance balance	119
Collectively evaluated for impairment	11,465	14
Subtotal	11,465	14
Real Estate [Member] | Commercial Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	191	126
Collectively evaluated for impairment	2,134	1,820
Total ending allowance balance	2,325	1,946	1,863	4,719
Individually evaluated for impairment	5,845	6,467
Collectively evaluated for impairment	77,907	47,824
Subtotal	83,752	54,291
Real Estate [Member] | Single-family residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment		71
Collectively evaluated for impairment	120	261
Total ending allowance balance	120	332	207	241
Individually evaluated for impairment	317	129
Collectively evaluated for impairment	31,902	42,929
Subtotal	32,219	43,058
Real Estate [Member] | Multi-family residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	402	24
Collectively evaluated for impairment	860	1,372
Total ending allowance balance	1,262	1,396	1,470	2,520
Individually evaluated for impairment	1,759	2,167
Collectively evaluated for impairment	30,438	19,409
Subtotal	32,197	21,576
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	5
Total ending allowance balance	5
Collectively evaluated for impairment	860
Subtotal	860
Consumer [Member] | Home equity lines of credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	139	241
Total ending allowance balance	139	241	272	303
Collectively evaluated for impairment	14,851	12,963
Subtotal	14,851	12,963
Consumer [Member] | Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment		11
Total ending allowance balance	5	11	17	22
Collectively evaluated for impairment		970
Subtotal		$ 970